Scudder, Kemper Investments, Inc.
                                             Two International Place
                                             Boston, MA  02110
                                             May 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Income Fund, Scudder Balanced Fund, Scudder High Yield Bond Fund and Scudder Corporate Bond Fund (the "Funds"), each a series of Scudder Portfolio Trust (the "Trust") (Reg. No. 2-13627) (811-42) Post-Effective Amendment No. 78 to Registration Statement on Form N-1A


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 78 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 1999.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at 617-295-2592.

                                         Very truly Yours,


                                         By: /s/Caroline Pearson
                                             -----------------------------
                                             Caroline Pearson
                                             Assistant Secretary,
                                             Scudder Portfolio Trust